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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8322
State Street Research Securities Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, MA		02111
(Address of principal executive offices)		(Zip code)
Richard S. Davis, President and Chief Executive Officer State Street Research One Financial Center, Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-357-1200

Date of fiscal year end:	4/30

Date of reporting period:	5/1/04 - 7/31/04

Item 1:   Schedule of Investments

State Street Research Large-Cap Analyst Fund

Portfolio Holdings    July 31, 2004 (Unaudited)

Issuer	Shares	Value

Common Stocks 99.9%

Automobiles & Transportation 1.1%

Railroads 1.1%
Union Pacific Corp.	9,700	$546,498
Total Automobiles & Transportation		546,498

Consumer Discretionary 13.6%

Casinos/Gambling, Hotel/Motel 0.8%
International Game Technology Inc.	12,400	401,016

Commercial Services 1.6%
InterActivecorp*	29,700	810,810

Communications, Media & Entertainment 1.8%
Univision Communications Inc.*	8,900	257,833
Walt Disney Co.	30,700	708,863
		966,696

Consumer Electronics 1.4%
Yahoo! Inc.*	23,700	729,960

Printing & Publishing 1.2%
News Corp. Ltd. ADR	18,500	627,150

Restaurants 1.1%
McDonald’s Corp.	21,600	594,000

Retail 4.8%
Bed Bath & Beyond Inc.*	13,400	474,226
Best Buy Co. Inc.	8,900	428,624
Federated Department Stores Inc.	8,000	383,360
Home Depot Inc.	19,600	660,912
Lowes Companies Inc.	5,400	263,088
Nordstrom Inc.	7,300	320,470
		2,530,680

Textile Apparel Manufacturers 0.9%
Coach Inc.*	10,900	466,411
Total Consumer Discretionary		7,126,723

Consumer Staples 7.1%

Beverages 2.2%
Coca-Cola Co.	10,300	451,758
PepsiCo Inc.	13,410	670,500
		1,122,258

Drug & Grocery Store Chains 1.4%
CVS Corp.	17,000	711,790

Foods 0.8%
Kellogg Co.	4,100	170,806
Sara Lee Corp.	12,300	270,108
		440,914

Household Products 1.9%
Clorox Co.	5,800	288,666
Procter & Gamble Co.	13,400	698,810
		987,476

Tobacco 0.8%
Altria Group Inc.	9,200	437,920
Total Consumer Staples		3,700,358

Financial Services 21.7%

Banks & Savings & Loan 5.8%
Bank of America Corp.	13,200	1,122,132
Bank of New York Co. Inc.	18,100	520,013
Fifth Third Bancorp.	7,500	370,200
J.P. Morgan Chase & Co.	20,570	767,878
Wachovia Corp.	5,800	256,998
		3,037,221

Financial Data Processing Services & Systems 1.9%
DST Systems Inc.*	8,600	391,816
First Data Corp.	13,800	615,618
		1,007,434

Insurance 4.5%
AFLAC Inc.	6,300	249,732
Allstate Corp.	7,200	338,976
American International Group Inc.	15,900	1,123,335
Hartford Financial Services Group Inc.	10,100	657,510
		2,369,553

Issuer	Shares	Value

Miscellaneous Financial 8.5%
AMBAC Financial Group Inc.	7,600	540,436
American Express Co.	15,900	798,975
Citigroup Inc.	29,000	1,278,610
Federal Home Loan Mortgage Corp.	7,400	475,894
Federal National Mortgage Assoc.	4,000	283,840
MBNA Corp.	12,200	301,218
Morgan Stanley Inc.	9,600	473,568
Willis Group Holdings Ltd.	8,400	292,320
		4,444,861

Securities Brokerage & Services 1.0%
Lehman Brothers Holdings Inc.	7,400	518,740
Total Financial Services		11,377,809

Health Care 14.6%

Drugs & Biotechnology 9.9%
Amgen Inc.*	11,000	625,680
Biogen Idec Inc.*	6,350	381,000
Charles River Laboratories International Inc.*	9,900	446,193
Chiron Corp.*	8,900	407,887
Elan Corp.*ADR	17,000	349,350
Gilead Sciences Inc.*	7,500	484,800
IVAX Corp.*	17,600	419,760
Novartis AG ADR	25,700	1,147,762
Pfizer Inc.	29,185	932,753
		5,195,185

Health Care Services 2.5%
AETNA Inc.	3,300	283,140
Caremark Rx Inc.*	13,500	411,750
Medco Health Solutions Inc.*	9,800	296,940
Wellpoint Health Networks Inc.*	2,900	293,190
		1,285,020

Hospital Supply 2.2%
Boston Scientific Corp.*	7,500	286,950
Guidant Corp.	10,300	569,796
Medtronic Inc.	6,400	317,888
		1,174,634
Total Health Care		7,654,839

Integrated Oils 4.1%

Integrated International 4.1%
Exxon Mobil Corp.	35,000	1,620,500
Total Fina SA ADR	5,300	515,955
Total Integrated Oils		2,136,455

Materials & Processing 4.0%

Chemicals 2.7%
Air Products & Chemicals Inc.	5,100	263,925
Dow Chemical Co.	16,800	670,152
Sherwin Williams Co.	11,400	460,332
		1,394,409

Containers & Packaging 0.5%
Sealed Air Corp.*	5,800	275,152

Paper & Forest Products 0.8%
International Paper Co.	9,900	427,977
Total Materials & Processing		2,097,538

Other 6.4%

Multi-Sector 6.4%
General Electric Co.	54,800	1,822,100
Honeywell International Inc.	24,600	925,206
ITT Industries Inc.	7,800	623,610
Total Other		3,370,916

Other Energy 3.3%

Gas Pipelines 1.8%
EOG Resources Inc.	14,600	927,830

Miscellaneous Energy 0.9%
Consol Energy Inc.	7,300	261,632
Peabody Energy Corp.	3,900	219,102
		480,734

Oil Well Equipment & Services 0.6%
Halliburton Co.	9,400	298,450
Total Other Energy		1,707,014

Issuer	Shares	Value

Producer Durables 4.0%

Industrial Products 0.5%
American Power Conversion Corp.	18,800	283,880

Machinery 1.5%
AGCO Corp.*	14,300	299,156
Illinois Tool Works Inc.	5,300	479,756
		778,912

Production Technology Equipment 2.0%
Applied Materials Inc.*	33,900	575,283
Lam Research Corp.*	20,000	477,000
		1,052,283
Total Producer Durables		2,115,075

Technology 12.6%

Communications Technology 2.5%
Cisco Systems Inc.*	45,200	942,872
Qualcomm Inc.	5,600	386,848
		1,329,720

Computer Software 4.4%
Microsoft Corp.	55,500	1,579,530
Oracle Corp.*	35,000	367,850
Symantec Corp.*	7,900	369,404
		2,316,784

Computer Technology 3.1%
Dell Inc.*	11,700	414,999
EMC Corp.*	29,800	326,906
Hewlett-Packard Co.	17,100	344,565
IBM Corp.	6,200	539,834
		1,626,304

Electronics: Semiconductors/Components 2.6%
Linear Technology Corp.	11,700	457,470
Maxim Integrated Products Inc.	8,900	428,090
Taiwan Semiconductor Manufacturing Co. Ltd.	62,400	444,288
		1,329,848
Total Technology		6,602,656

Utilities 7.4%

Cable Television & Radio 2.4%
Comcast Corp.*	27,300	748,020
Cox Communications Inc.*	18,500	510,230
		1,258,250

Electrical 0.9%
Exelon Corp.*	13,800	481,620

Telecommunications 4.1%
Nextel Communications Inc.*	14,700	334,572
SBC Communications Inc.	28,800	729,792
Sprint Corp.	25,300	472,604
Verizon Communications Inc.	16,100	620,494
		2,157,462
Total Utilities		3,897,332
Total Common Stocks (Cost $49,211,772)		52,333,213

Coupon Rate	Principal Amount	Maturity Date	Value

Commercial Paper 1.8%
American Express Credit Corp. 1.25%	$433,000	8/03/2004	432,970
Merck & Co. Inc. 1.30%	324,000	8/02/2004	323,988
Toronto Dominion Holdings, Inc. 1.27%	193,000	8/02/2004	192,993
Total Commercial Paper (Cost $949,952)			949,951

Issuer	Shares	Value

Short-Term Investments 3.6%
State Street Navigator Securities Lending Prime Portfolio	1,904,623	1,904,623

Summary of Portfolio Assets

Total Investments (Cost $52,066,347)	105.3%	$55,187,787

Cash and Other Assets, Less Liabilities	(5.3)%	(2,798,299)

Net Assets	100.0%	$52,389,488

Item 2: Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

State Street Research Securities Trust

Certification

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Research Securities Trust

By	/s/ Richard S. Davis

Richard S. Davis President, Chairman and Chief Executive Officer

Date: September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard S. Davis

Richard S. Davis President, Chairman and Chief Executive Officer

Date: September 27, 2004

By	/s/ Douglas A. Romich

Douglas A. Romich Treasurer, Principal Financial Officer

Date: September 27, 2004